LEASES - Right of use assets (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	R$ 5,180,691	R$ 5,196,631
Additions/updates	487,903	744,226
Depreciation (1)	(382,531)	(757,064)
Right-of-Use Assets, Write-Offs		(3,102)
Ending Balance	5,286,063	5,180,691
Lands
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	3,475,569	3,380,298
Additions/updates	380,034	506,373
Depreciation (1)	(214,881)	(408,000)
Right-of-Use Assets, Write-Offs		(3,102)
Ending Balance	3,640,722	3,475,569
Machinery and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	175,043	184,813
Additions/updates	39,236	157,542
Depreciation (1)	(70,313)	(167,312)
Ending Balance	143,966	175,043
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	114,392	127,432
Additions/updates	68,633	41,235
Depreciation (1)	(28,110)	(54,275)
Ending Balance	154,915	114,392
Ships and boats
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	1,373,338	1,498,228
Additions/updates
Depreciation (1)	(62,445)	(124,890)
Ending Balance	1,310,893	1,373,338
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	42,349	5,860
Additions/updates		39,076
Depreciation (1)	(6,782)	(2,587)
Right-of-Use Assets, Write-Offs
Ending Balance	R$ 35,567	R$ 42,349